Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
2023	$ 53,142
2024	86,711
2025	88,037
2026	90,056
2027	84,271
Thereafter	494,752
Total future minimum payments	896,969
Minimum payments related to variable lease payments, including non-lease components	(268,337)
Imputed interest	(145,336)
Total lease liabilities	483,296
Offices
Lessee, Lease, Description [Line Items]
2023	31,311
2024	48,602
2025	48,983
2026	49,994
2027	42,768
Thereafter	242,505
Total future minimum payments	464,163
Minimum payments related to variable lease payments, including non-lease components	(212,103)
Imputed interest	(36,466)
Total lease liabilities	215,594
Warehouses and Commercial Spaces
Lessee, Lease, Description [Line Items]
2023	21,831
2024	38,109
2025	39,054
2026	40,062
2027	41,503
Thereafter	252,247
Total future minimum payments	432,806
Minimum payments related to variable lease payments, including non-lease components	(56,234)
Imputed interest	(108,870)
Total lease liabilities	$ 267,702